Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of trade and other receivables [Abstract]
Trade receivables	$ 401,358	$ 251,244
Less: Provision for doubtful debts	(235,357)	(235,357)
Gross trade receivables	166,001	15,887
GST Receivable	145,911	35,289
Total	$ 311,912	$ 51,176